----------------------------
                               SEMI-ANNUAL REPORT
                          ----------------------------
                                  June 30, 2001
                          ----------------------------


                                 The Value Line
                                 Cash Fund, Inc.


                                    [GRAPHIC]
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

The Value Line Cash Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to send you this Value Line Cash Fund semi-annual report for the six months ended June 30, 2001. The total net assets of your Fund at the end of June were $410 million; the average maturity of the Fund's holdings was 33 days.

The Cash Fund's annualized yield for the six months ended June 30, 2001 was 4.40% versus the Fund's peer group return of 4.50%(1). For both the 7-day and the 30-day periods ended June 30th, the Fund's yield was 3.22% and 3.33%, respectively. Given our focus on credit quality, the Fund's performance continues to successfully fulfill its investment objective of securing as high a level of current income as is consistent with liquidity and preservation of capital.

We continue to maintain the majority (85%) of the Fund's holdings in U.S. Government and Agency securities and first-tier securities. (First-tier securities refer to those assigned the highest short-term rating by at least one nationally recognized ratings organizations,-- P-1 by Moody's Investor Service and A-1 by Standard & Poor's Corporation.) At present, we are not considering any new holdings rated below the first-tier level. In addition to our focus on first-tier securities, in evaluating corporate securities we also look for a minimum Safety Rank of 3 and a Financial Strength Rating of B or higher, according to The Value Line Investment Survey.

The domestic economy has significantly slowed in the first half of this year. As a result, the Federal Reserve Board had lowered the fed funds rate (the rate at which banks borrow and lend excess reserves to each other) from 6.50% to 3.75%, the rate as of June. The Fed was motivated to lower short-term rates to help turn around the weakened economy in conjunction with the recently passed tax rebates. Please see our accompanying "Economic Observations" insert for our current thinking on the economy and interest rates.

Thank you for investing with us.


                                                   Sincerely,



                                                   Jean Bernhard Buttner
                                                   Chairman and President


July 24, 2001



(1) Lipper Money Market Funds invest in high quality financial instruments rated in top two grades with dollar-weighted average maturities of less than 90 days, and intend to keep a constant NAV. An investment cannot be made in a Peer Group Average.

--------------------------------------------------------------------------------
2

                                                  The Value Line Cash Fund, Inc.

Cash Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The U.S. economy, which decelerated markedly during the opening six months of this year, with growth easing to less than 1% during the second quarter alone, now appears to be in the process of bottoming out. Indeed, going forward, we would expect the succession of interest rate cuts that have been effected by the Federal Reserve, along with any that are likely to follow, the recently uneven comeback by the equities markets, the continued high levels of consumer confidence, and the further working down of excess inventories to combine to set into motion a slow and, at first, uneven business recovery.

We think that growth in the nation's gross domestic product will total 1%-2% during the third quarter, improve to the 2%-3% range in the final three months of this year, and then average 3%, or slightly more, in 2002.

Inflationary pressures, meantime, are continuing to be kept at bay. This benign pricing, which continues to be rooted in both sustained increases in productivity (or labor-cost efficiency) and the pronounced slowdown in consumer and industrial demand arising from the weak economy, is now also being underpinned by recent reductions in energy costs and commodity prices. To be sure, as the economy improves, some increase in pricing pressure will evolve over the next year. But absent a more vigorous business recovery than we now expect, inflation should remain muted over the next six to 12 months, at least.

Finally, the Federal Reserve, which has been most supportive with six interest rate reductions thus far this year, is likely to again come to the aid of a stumbling economy with one or more additional rate cuts over the summer and perhaps in the fall, as the nation's central bank strives to hopefully prevent the first domestic recession (i.e., consecutive quarters of declining gross domestic products) in more than a decade.

--------------------------------------------------------------------------------
                                                                               3

The Value Line Cash Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Principal                                                                            Value
    Amount                                                                  Maturity    (in
(in thousands)                                                     Yield+     Date    thousands)
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (15.6%)
  $ 9,515  Federal Home Loan Banks, Discount Notes...............   3.83     12/7/01    $ 9,354
    5,000  Federal Home Loan Mortgage Corp. .....................   4.02     7/02/02      5,000
   10,000  Federal Home Loan Mortgage Corp. Discount Notes.......   3.85     8/23/01      9,943
    5,000  Federal National Mortgage Association.................   4.06(1)  10/5/01      5,000
    5,000  Federal National Mortgage Association.................   4.62    10/15/01      4,974
   10,000  Federal National Mortgage Association, Discount Notes.   3.62     12/6/01      9,841
   10,000  Student Loan Marketing Association....................   3.97(1)  10/2/01     10,000
   10,000  Student Loan Marketing Association....................   4.01(1) 10/11/01     10,000
---------                                                                              --------
   64,515  TOTAL U. S. GOVERNMENT AGENCY OBLIGATIONS ............                        64,112
---------                                                                              --------


COMMERCIAL PAPER (60.6%)
           AEROSPACE/DEFENSE (2.4%)
   10,000  General Dynamics Corp. ...............................   3.90     9/14/01      9,919
---------                                                                              --------
           BANK (2.4%)
   10,000  UBS Finance LLC.......................................   3.92      8/8/01      9,959
---------                                                                              --------
           CHEMICAL--DIVERSIFIED (2.4%)
   10,000  Minnesota Mining & Manufacturing Co...................   3.82     7/30/01      9,969
---------                                                                              --------
           COMPUTER & PERIPHERALS (2.4%)
   10,000  Hewlett Packard Co....................................   3.96     7/24/01      9,975
---------                                                                              --------
           DRUG (2.4%)
   10,000  Abbott Laboratories, Inc. ............................   3.75     7/19/01      9,981
---------                                                                              --------
           ELECTRICAL EQUIPMENT (2.4%)
   10,000  Emerson Electric Co. .................................   3.70     7/27/01      9,973
---------                                                                              --------
           ENTERTAINMENT (2.4%)
   10,000  Walt Disney Co. ......................................   3.95     7/16/01      9,984
---------                                                                              --------
           FINANCIAL SERVICES (5.0%)
   10,000  Chevron USA, Inc. ....................................   3.89      7/3/01      9,998
   10,500  Paccar Financial Corp. ...............................   3.83     8/20/01     10,444
---------                                                                              --------
   20,500                                                                                20,442
---------                                                                              --------
           FOOD PROCESSING (2.5%)
   10,000  Hershey Foods Corp. ..................................   3.80     7/12/01      9,988
---------                                                                              --------


--------------------------------------------------------------------------------
4

                                                  The Value Line Cash Fund, Inc.

                                                       June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

   Principal                                                                            Value
    Amount                                                                  Maturity    (in
(in thousands)                                                     Yield+     Date    thousands)
-----------------------------------------------------------------------------------------------
           INSURANCE--LIFE (2.4%)
 $ 10,000  Transamerica Finance Group Inc. ......................   3.93    7/20/01     $ 9,979
---------                                                                              --------
           NATURAL GAS--DISTRIBUTION (2.1%)
    8,500  Indiana Gas Co. ......................................   3.70    7/24/01       8,480
---------                                                                              --------
           NEWSPAPER (2.5%)
   10,000  Gannett Inc. .........................................   3.95    7/13/01       9,987
---------                                                                              --------
           PACKAGING & CONTAINER (2.5%)
   10,000  Bemis Co. ............................................   4.00    7/12/01       9,988
---------                                                                              --------
           POWER INDUSTRY (4.9%)
   10,000  National Rural Utilities Cooperative Finance Corp. ...   3.70    7/30/01       9,970
   10,000  Potomac Edison Co. ...................................   3.95    7/09/01       9,991
---------                                                                              --------
   20,000                                                                                19,961
---------                                                                              --------
           RECREATION (2.4%)
   10,000  Harley-Davidson Funding...............................   3.88    7/31/01       9,968
---------                                                                              --------
           RETAIL STORE (4.9%)
   10,000  May Department Stores Co. ............................   3.65     8/3/01       9,967
   10,000  7-Eleven, Inc. .......................................   3.94    7/26/01       9,973
---------                                                                              --------
   20,000                                                                                19,940
---------                                                                              --------
           SECURITIES BROKERAGE (4.9%)
   10,000  Goldman, Sachs Group Inc. ............................   3.96     7/1/01       9,990
   10,000  Morgan Stanley Dean Witter & Co. .....................   3.75     8/2/01       9,967
---------                                                                              --------
   20,000                                                                                19,957
---------                                                                              --------
           TELECOMMUNICATIONS SERVICES (7.3%)
   10,000  Edison Asset Securities LLC...........................   3.78    7/20/01       9,980
   10,000  SBC Communications Inc. ..............................   3.87     8/3/01       9,965
   10,000  Verizon Global Funding................................   3.90    7/27/01       9,971
---------                                                                              --------
   30,000                                                                                29,916
---------                                                                              --------
           TOBACCO (2.4%)
   10,000  Philip Morris Co., Inc. ..............................   3.68    7/27/01       9,974
---------                                                                              --------
  249,000  TOTAL COMMERCIAL PAPER ...............................                       248,340
---------                                                                              --------


--------------------------------------------------------------------------------
                                                                               5

                                                  The Value Line Cash Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Principal                                                                            Value
    Amount                                                                  Maturity    (in
(in thousands)                                                     Yield+     Date    thousands)
-----------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (3.7%)
           ELECTRICAL EQUIPMENT (1.2%)
  $ 5,000  General Electric Capital Corp. .......................   5.95     7/23/01    $ 4,997
---------                                                                              --------
           MEDICAL SUPPLIES (1.5%)
    6,000  Pharmacia Corp. ......................................   5.38     12/1/01      5,973
---------                                                                              --------
           SECURITIES BROKERAGE (1.0%)
    4,000  Merrill Lynch & Co., Inc. ............................   6.07    10/15/01      3,994
---------                                                                              --------
   15,000  TOTAL CORPORATE BONDS & NOTES ........................                        14,964
---------                                                                              --------


TAXABLE MUNICIPAL SECURITIES (4.8%)
    6,200  Carolina Medi-Plan Inc., variable rate Demand Bonds
---------
             Series 1997, Gtd., Letter of credit by Wachovia
             Bank of North Carolina, N.A. (Weekly Put)...........   3.82(1)  7/4/01*      6,200
                                                                                       --------
    7,000  Mississippi Business Financial Corp., Industrial
---------  Development

             Revenue Bonds, Series 1994, (Bryan Foods, Inc.
             Project) Gtd. Sara Lee Corp.  (Weekly Put.).........   3.90(1)  7/4/01*      7,000
                                                                                       --------
    6,475  State of Texas, Veterans Housing Assistance,
---------  Refunding Bonds,

             Series 1994 A-2, Pledge Pledge (Weekly Put.)........   3.87(1)  7/4/01*      6,475
                                                                                       --------
   19,675  TOTAL TAXABLE MUNICIPAL SECURITIES ...................                        19,675
---------                                                                              --------
  348,190  TOTAL INVESTMENTS (84.7%) ............................                       347,091
---------                                                                              --------
           (Amortized Cost $347,091)

--------------------------------------------------------------------------------
6

                                                  The Value Line Cash Fund, Inc.

                                                       June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                                                       Value
                                                                                        (in
   Principal                                                                         thousands)
    Amount                                                                 Maturity  except per
(in thousands)                                                     Yield+    Date   share amount
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (16.3%)
(including accrued interest)
 $ 22,200  Collateralized by U.S. Treasury Bonds, $21,826,000
             6%, due 2/15/26 value $22,556,297
             (with UBS Warburg, LLC, 3.88%, dated 6/29/21,
             due 7/2/01 delivery value of $22,207,178)...........                      $ 22,207
   22,200  Collateralized by U.S. Treasury Notes, $21,855,000
             57/8%, due 9/30/02 value $22,665,885
             (with Morgan Stanley Dean Witter & Co., Inc.
             3.85%, dated 6/29/01, due 7/2/01
             delivery value of $22,207,123)......................                        22,207
   22,200  Collateralized by U.S. Treasury Notes, $22,060,000
             53/4%, due 11/30/02 value $22,645,969
             (with State Street Bank & Trust Co.,
             3.85%, dated 6/29/01, due 7/2/01
             delivery value of $22,207,123)......................                        22,207
---------                                                                              ---------
  $66,600  TOTAL REPURCHASE AGREEMENTS (16.3%) ..................                        66,621
---------                                                                              ---------
           (Amortized Cost $66,621)

           EXCESS OF LIABILITIES OVER
             CASH AND RECEIVABLES (-1.0%) .......................                        (4,123)
                                                                                       --------
           NET ASSETS (100.0%)  .................................                      $409,589
                                                                                       ========
           NET ASSET VALUE, OFFERING AND REDEMPTION
             PRICE PER OUTSTANDING SHARE  .......................                        $ 1.00
                                                                                       ========

+ Rate frequency for floating rate notes at June 30, 2001: (1) Weekly. The rate shown on floating rate and discount securities represents the yield at the end of the reporting period.

o    The maturity date shown is the date of the next interest rate change.


See Notes to Financial Statements



--------------------------------------------------------------------------------
                                                                               7

The Value Line Cash Fund, Inc.

Statement of Assets and Liabilities
at June 30, 2001(unaudited)

--------------------------------------------------------------------------------
                                                                     Dollars
                                                                 (In thousands
                                                                except per share
                                                                     amount)
                                                                ----------------

Assets:
Investment securities, at value
  (Amortized cost-- $347,091) ..............................          $ 347,091
Repurchase agreement
  (Cost-- $ 66,621) ........................................             66,621
Cash .......................................................                114
Receivable for capital shares sold .........................                900
Interest receivable ........................................              1,328
                                                                      ---------
    Total Assets ...........................................            416,054
                                                                      ---------

Liabilities:
Payable for capital shares  repurchased ....................              5,000
Dividends payable to shareholders ..........................              1,114
Accured expenses:
  Advisory fee .............................................                130
  Service and distributioin plan fee .......................                 84
  Other ....................................................                137
                                                                      ---------
    Total Liabilities ......................................              6,465
                                                                      ---------

Net Assets .................................................          $ 409,589
                                                                      ---------

Net Assets:
Capital Stock, at $.10 par value
  (authorized 2 billion shares,
  outstanding 409,641,045 shares) ..........................          $  40,964
Additional paid-in capital .................................            368,677
Accumulated net realized loss
  on investments ...........................................                (52)
                                                                      ---------
Net Assets .................................................          $ 409,589
                                                                      =========
Net Asset Value,Offering and
  Redemption Price, per
  Outstanding Share ........................................          $    1.00
                                                                      =========


Statement Of Operations for the
Six Months Ended June 30,2001(unaudited)
--------------------------------------------------------------------------------

                                                                      Dollars
                                                                  (In thousands)
                                                                  --------------

Investment Income:
Interest ...................................................            $ 9,620
                                                                        -------

Expenses:
Advisory fee ...............................................                750
Service and distribution plan fee ..........................                469
Transfer agent fees ........................................                125
Postage ....................................................                 28
Printing ...................................................                 28
Audit and legal fees .......................................                 22
Custodian fees .............................................                 22
Registration and filing fees ...............................                 22
Directors' fees and expenses ...............................                 11
Other ......................................................                 17
                                                                        -------
    Total Expenses before
      custody credits ......................................              1,494
                                                                        -------
    Less:  Custody Credits .................................                 (1)
                                                                        -------
    Net Expenses ...........................................              1,493
                                                                        -------

Net Investment Income ......................................              8,127
                                                                        -------
Net Increase in Net Assets
  from Operations ..........................................            $ 8,127
                                                                        =======


See Notes to Financial Statements

--------------------------------------------------------------------------------
8

                                                  The Value Line Cash Fund, Inc.

Statements of Changes in Net Assets
for the Six Months Ended June 30,2001(unaudited) and the Year
Ended December 31, 2000
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                     Ended         Year Ended
                                                                 June 30, 2001    December 31,
                                                                  (unaudited)         2000
                                                                 ------------------------------
                                                                     (Dollars in thousands)
Operations:
  Net investment income .......................................    $   8,127      $    21,475
  Net realized gain on investments ............................            0                0
                                                                   --------------------------
  Net increase in net assets from operations...................        8,127           21,475
                                                                   --------------------------

Distributions to Shareholders:
  Net investment income .......................................       (8,127)         (21,475)
                                                                   --------------------------

Capital Share Transactions:
  Net proceeds from sale of shares.............................      859,590        2,403,258
  Net proceeds from reinvestment of dividends..................        8,127           21,475
                                                                   --------------------------
                                                                     867,717        2,424,733
  Cost of shares repurchased ..................................     (837,353)      (2,410,407)
                                                                   --------------------------
  Net increase in net assets from capital share transactions...       30,364           14,326
                                                                   --------------------------

Total Increase in Net Assets ..................................       30,364           14,326

Net Assets:
  Beginning of period .........................................      379,225          364,899
                                                                   --------------------------
  End of period ...............................................    $ 409,589      $   379,225
                                                                   ==========================


See Notes to Financial Statements

--------------------------------------------------------------------------------
                                                                               9

The Value Line Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

The Value Line Cash Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to secure as high a level of current income as is consistent with preservation of capital and liquidity.

The following summary of significant accounting policies is in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities held by the Fund are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. The rule requires that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount, including accrued interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Security Transactions. Security transactions are accounted for on the date the securities are purchased or sold. In computing net investment income, premiums and discounts on portfolio securities are amortized. Realized gains and losses on securities transactions are determined on the identified cost method.

(D) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute, on a daily basis, all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

2.   Dividends, Distributions to Shareholders and Capital Share Transactions

The Fund earns interest daily on its investments and distributes daily on each day the Fund is open for business all of its net investment income. Net realized gains, if any, will be distributed once a year. Earnings for Saturdays, Sundays and holidays are paid as a dividend on the next business day. All such distributions are automatically credited to shareholder accounts in additional shares at net asset value of the day declared.

--------------------------------------------------------------------------------
10

                                                       The Value Line Fund, Inc.

                                                       June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amounts shown in the Statement of Changes in Net Assets for the corresponding capital share transactions.

3.   Tax Information

At June 30, 2001 the aggregate cost of investments in securities and repurchase agreements for federal income tax purposes is approximately $413,712,000. At June 30, 2001, there is no unrealized appreciation or depreciation of investments.

The Fund had a net capital loss carryover at December 31, 1999 of approximately $52,000 which will expire in the year 2002. To the extent future capital gains are offset by such capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

4.   Investment  Advisory  Contract,  Management  Fees,  and  Transactions  with
     Affiliates

An advisory fee of $749,714 was paid or payable to Value Line, Inc. the Fund's investment adviser, (the "Adviser"), for the six months ended June 30, 2001. This was computed at an annual rate of 4/10 of 1% per year of the average daily net asset value of the Fund during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $468,571 were paid or payable to the Distributor under this Plan for the six months ended June 30, 2001.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 106,648,085 shares of the Fund's capital stock, representing 26.03% of the outstanding shares at June 30, 2001. In addition, certain officers and directors of the Fund owned 8,410,434 shares of the Fund, representing 2.05% of the outstanding shares.

--------------------------------------------------------------------------------
                                                                              11

The Value Line Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                   Six Months
                                      Ended                     Years ended December 31,
                                 June 30, 2001    -----------------------------------------------------
                                  (Unaudited)      2000        1999        1998        1997       1996
                                 ----------------------------------------------------------------------
Net asset value, beginning
  of period ...................      $1.000        $1.000     $1.000      $1.000      $1.000     $1.000
                                 ----------------------------------------------------------------------
  Net investment income .......       0.022         0.058      0.048       0.051       0.051      0.050
  Dividends from net
    investment income..........      (0.022)       (0.058)    (0.048)     (0.051)     (0.051)    (0.050)
                                 ----------------------------------------------------------------------
  Change in net asset value ...          --            --         --          --          --         --
                                 ----------------------------------------------------------------------
Net asset value,end of period .      $1.000        $1.000     $1.000      $1.000      $1.000     $1.000
                                 ======================================================================
Total return ..................        2.18%+        5.80%      4.82%       5.06%       5.10%      5.00%

Ratios/Supplemental Data:
Net assets,end of period
  (in thousands)...............    $409,589      $379,225   $364,899    $317,311    $303,094   $361,797
Ratio of expenses to average
  net assets...................        0.80%(1)      0.67%(1)   0.55%(1)    0.57%       0.59%      0.55%
Ratio of net investment income
  to average net assets........        4.33%*        5.64%      4.70%       4.93%       4.97%      4.86%

(1) Ratio reflects expenses grossed up for custody fees waived and reimbursement. The ratio of expenses to average net assets net of custody fees waived and reimbursement would have been .80%, .67% and .52%, respectively, as of June 30, 2001, December 31, 2000 and December 31, 1999.

+    Not annualized.

*    Annualized.



See Notes to Financial Statements

--------------------------------------------------------------------------------
12

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64121-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Sound View Drive, Suite 100
                      Greenwich, CT 06830

Directors             Jean Bernhard Buttner
                      John W. Chandler
                      Frances T. Newton
                      Francis C. Oakley
                      David H. Porter
                      Paul Craig Roberts
                      Marion N. Ruth
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Bradley T. Brooks
                      Vice President
                      Charles Heebner
                      Vice President
                      David T. Henigson
                      Vice President
                      Secretary/Treasurer
                      Joseph Van Dyke
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer

An investment in The Value Line Cash Fund, Inc. is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

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